Financial instruments -Market Risk Outstanding Derivative Instruments (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) $ / Ounce exchangeRate oz alternative_energy_credit
Disclosure of detailed information about financial instruments [line items]
Weighted average price per ounce	3,800
Derivative weighted average forward price per ounce	4,350
Gold
Disclosure of detailed information about financial instruments [line items]
Derivative nonmonetary notional amount | oz	30,000
Foreign exchange collar contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	$ 537.0
Average foreign exchange rate | exchangeRate	5.54
Weighted Average cap/forward price | alternative_energy_credit	6.34